U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.       NAME AND ADDRESS OF ISSUER:

         Northstar Government Securities Fund
         Two Pickwick Plaza
         Greenwich, Connecticut  06830

2. NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): [ ]

         Northstar Government Securities Fund - Class A, Class B, Class C and Class T shares.

3.       INVESTMENT COMPANY ACT FILE NUMBER: 811-4423 SECURITIES ACT FILE
         NUMBER: 33-848

4(a).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

         December 31, 1997

4(b).    [ ] CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90
             CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2.)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).    [ ] CHECK BOX IF THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5.       CALCULATION OF REGISTRATION FEE:

         (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
                DURING THE FISCAL YEAR  PURSUANT TO SECTION 24(F):  $11,915,171

         (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING THE FISCAL YEAR:                 $43,326,996

        (III)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
                REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING
                NO EARLIER THAN OCTOBER 11,1995 THAT WERE NOT
                PREVIOUSLY USED TO REDUCE REGISTRATION FEES
                PAYABLE TO THE COMMISSION:                          $0



        (IV)    TOTAL AVAILABLE REDEMPTION CREDITS [ADD
                ITEMS 5(II) AND 5(III)]:                            $43,326,996


        (V)     NET SALES - IF ITEM 5(I) IS GREATER THAN
                ITEM 5(IV), [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]: - $31,411,825

         (VI) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS - IF ITEM 5(I) IS LESS THAN ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:



         (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE INSTRUCTION
               C.9):                                                  x .000295

        (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V)
               BY ITEM 5(VII)] (ENTER "0" IF NO FEE IS DUE):          $0.00
                                                                      ======

6.       PREPAID SHARES

         IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0 . IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: 0 .
                          -----

7.       INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
         END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):     $0

8.       TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
         [LINE 5(VIII) PLUE LINE 7]:                                    $0.00
                                                                        ======


9.        DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
          COMMISSION'S LOCKBOX DEPOSITORY:                        N/A

          METHOD OF DELIVERY:

                           [  ]      WIRE TRANSFER
                           [  ]      MAIL OR OTHER MEANS

                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

By:  /S/  Stephanie L. Beckner*
     --------------------------
               Signature





       Stephanie L. Beckner, Secretary
       -------------------------------
               Name and Title

Date: March 17, 1998
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*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.